Quarterly Holdings Report
for
Fidelity® Pacific Basin Fund
January 31, 2025
PAF-NPRT1-0425
1.813019.120
Common Stocks - 95.4%
	Shares	Value ($)
AUSTRALIA - 9.4%
Communication Services - 0.9%
Interactive Media & Services - 0.9%
CAR Group Ltd	243,614	6,070,717
Consumer Discretionary - 0.9%
Hotels, Restaurants & Leisure - 0.9%
Aristocrat Leisure Ltd	135,057	6,280,102
Financials - 5.0%
Capital Markets - 3.4%
HUB24 Ltd	198,086	9,806,680
Macquarie Group Ltd	92,404	13,669,562
		23,476,242
Financial Services - 1.6%
Challenger Ltd	1,792,536	6,962,288
Cuscal Ltd (a)	2,233,531	3,626,418
		10,588,706
TOTAL FINANCIALS		34,064,948

Health Care - 1.0%
Health Care Providers & Services - 1.0%
Sonic Healthcare Ltd	400,961	7,043,984
Information Technology - 0.7%
Software - 0.7%
Canva Inc Class A (b)(c)	3,524	4,511,037
Real Estate - 0.9%
Real Estate Management & Development - 0.9%
Lendlease Group unit	1,496,847	5,963,034
TOTAL AUSTRALIA		63,933,822
CHINA - 22.7%
Communication Services - 8.1%
Entertainment - 3.6%
DouYu International Holdings Ltd ADR (d)(e)	887,510	13,916,157
HUYA Inc Class A ADR	2,391,957	8,371,850
NetEase Cloud Music Inc (a)(f)(g)	130,000	2,038,783
		24,326,790
Interactive Media & Services - 4.5%
Tencent Holdings Ltd	583,400	30,695,718
TOTAL COMMUNICATION SERVICES		55,022,508

Consumer Discretionary - 9.9%
Broadline Retail - 3.0%
PDD Holdings Inc Class A ADR (a)	181,400	20,300,474
Diversified Consumer Services - 3.8%
New Oriental Education & Technology Group Inc	435,700	2,122,347
New Oriental Education & Technology Group Inc ADR	56,900	2,774,444
TAL Education Group Class A ADR (a)	1,699,300	20,782,439
		25,679,230
Hotels, Restaurants & Leisure - 2.7%
Atour Lifestyle Holdings Ltd ADR	275,316	7,546,412
TravelSky Technology Ltd H Shares	8,710,000	10,697,609
		18,244,021
Household Durables - 0.4%
Chervon Holdings Ltd	1,226,200	3,008,887
TOTAL CONSUMER DISCRETIONARY		67,232,612

Financials - 1.1%
Capital Markets - 1.1%
Noah Holdings Ltd Class A ADR	721,400	7,632,412
Health Care - 2.3%
Biotechnology - 1.4%
Zai Lab Ltd (a)	1,791,200	4,864,113
Zai Lab Ltd ADR (a)	162,700	4,423,813
		9,287,926
Health Care Equipment & Supplies - 0.9%
Zylox-Tonbridge Medical Technology Co Ltd H Shares (a)(f)(g)	4,632,000	6,610,434
TOTAL HEALTH CARE		15,898,360

Industrials - 0.6%
Machinery - 0.6%
Zhejiang Sanhua Intelligent Controls Co Ltd A Shares (China)	902,900	3,821,562
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
Flat Glass Group Co Ltd H Shares (e)	3,456,000	5,091,811
TOTAL CHINA		154,699,265
HONG KONG - 3.0%
Financials - 3.0%
Insurance - 3.0%
AIA Group Ltd	2,210,400	15,539,437
Prudential PLC	577,619	4,806,911
		20,346,348
Materials - 0.0%
Metals & Mining - 0.0%
China Metal Recycling Holdings Ltd (a)(b)	2,572,200	3
TOTAL HONG KONG		20,346,351
JAPAN - 38.6%
Communication Services - 2.8%
Entertainment - 2.8%
Daiichikosho Co Ltd	232,600	2,707,798
Nintendo Co Ltd	254,500	16,696,396
		19,404,194
Consumer Discretionary - 6.2%
Automobile Components - 0.8%
Denso Corp	379,400	5,250,329
Broadline Retail - 1.0%
Pan Pacific International Holdings Corp	236,200	6,576,127
Hotels, Restaurants & Leisure - 1.0%
Kyoritsu Maintenance Co Ltd (e)	352,700	6,979,133
Household Durables - 2.7%
Open House Group Co Ltd	177,300	5,800,101
Sony Group Corp	570,700	12,594,974
		18,395,075
Specialty Retail - 0.7%
ZOZO Inc	146,500	4,805,558
TOTAL CONSUMER DISCRETIONARY		42,006,222

Consumer Staples - 1.4%
Consumer Staples Distribution & Retail - 0.8%
Seven & i Holdings Co Ltd	360,300	5,751,744
Personal Care Products - 0.6%
Rohto Pharmaceutical Co Ltd	228,000	3,865,220
TOTAL CONSUMER STAPLES		9,616,964

Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
ENEOS Holdings Inc	595,800	2,995,277
Inpex Corp	442,600	5,282,011
		8,277,288
Financials - 4.3%
Capital Markets - 0.5%
Integral Corp	118,100	3,092,255
Financial Services - 2.5%
ORIX Corp	822,200	17,367,187
Insurance - 1.3%
LIFENET INSURANCE CO (a)(e)	370,100	4,622,113
Tokio Marine Holdings Inc	128,300	4,231,766
		8,853,879
TOTAL FINANCIALS		29,313,321

Health Care - 2.6%
Health Care Equipment & Supplies - 2.1%
Hoya Corp	108,600	14,583,456
Health Care Providers & Services - 0.5%
CUC Inc (a)(e)	326,100	3,181,027
TOTAL HEALTH CARE		17,764,483

Industrials - 9.7%
Electrical Equipment - 2.1%
Fuji Electric Co Ltd	65,300	3,111,216
Mitsubishi Electric Corp	264,900	4,341,967
NIDEC CORP	414,500	7,159,056
		14,612,239
Industrial Conglomerates - 2.9%
Hitachi Ltd	765,200	19,237,465
Machinery - 1.9%
IHI Corp	89,100	5,330,697
Mitsubishi Heavy Industries Ltd	510,700	7,474,221
		12,804,918
Professional Services - 2.8%
BayCurrent Inc	189,700	8,089,175
Funai Soken Holdings Inc	257,200	3,990,541
SMS Co Ltd	272,600	2,919,062
Visional Inc (a)	81,900	4,062,789
		19,061,567
TOTAL INDUSTRIALS		65,716,189

Information Technology - 7.8%
Electronic Equipment, Instruments & Components - 1.6%
Hamamatsu Photonics KK (e)	574,700	7,092,669
Ibiden Co Ltd	140,600	4,122,814
		11,215,483
IT Services - 1.8%
Fujitsu Ltd	392,000	7,581,186
NSD Co Ltd	228,200	4,818,201
		12,399,387
Semiconductors & Semiconductor Equipment - 2.3%
Megachips Corp	83,150	3,121,948
Renesas Electronics Corp	882,600	11,821,968
		14,943,916
Software - 1.0%
Money Forward Inc (a)	254,300	7,037,700
Technology Hardware, Storage & Peripherals - 1.1%
FUJIFILM Holdings Corp	349,800	7,706,478
TOTAL INFORMATION TECHNOLOGY		53,302,964

Materials - 2.6%
Chemicals - 2.6%
Kansai Paint Co Ltd	228,300	3,093,981
Shin-Etsu Chemical Co Ltd	406,900	12,614,809
Toyo Gosei Co Ltd (e)	61,700	2,078,701
		17,787,491
TOTAL JAPAN		263,189,116
KOREA (SOUTH) - 5.0%
Communication Services - 4.0%
Diversified Telecommunication Services - 3.4%
KT Corp	326,740	10,691,542
KT Corp ADR (e)	713,300	12,361,490
		23,053,032
Interactive Media & Services - 0.6%
Webtoon Entertainment Inc	303,003	3,863,288
TOTAL COMMUNICATION SERVICES		26,916,320

Financials - 1.0%
Banks - 1.0%
KB Financial Group Inc	111,279	6,949,676
TOTAL KOREA (SOUTH)		33,865,996
NEW ZEALAND - 0.8%
Health Care - 0.8%
Health Care Providers & Services - 0.8%
Ryman Healthcare Ltd (a)	2,286,200	5,613,527
PHILIPPINES - 0.6%
Real Estate - 0.6%
Real Estate Management & Development - 0.6%
Robinsons Land Corp	22,950,600	4,932,019
SINGAPORE - 1.5%
Communication Services - 1.5%
Entertainment - 1.5%
Sea Ltd Class A ADR (a)	85,200	10,376,508
TAIWAN - 11.7%
Information Technology - 11.7%
Semiconductors & Semiconductor Equipment - 11.7%
eMemory Technology Inc	69,000	6,763,256
Taiwan Semiconductor Manufacturing Co Ltd	2,200,000	72,913,984

TOTAL TAIWAN		79,677,240
UNITED STATES - 2.1%
Health Care - 1.5%
Biotechnology - 1.1%
Legend Biotech Corp ADR (a)	199,800	7,612,380
Health Care Equipment & Supplies - 0.4%
Anteris Technologies Ltd Class CDI (a)	452,994	2,597,782
GI Dynamics Inc (a)(b)	111,225	1
		2,597,783
Industrials - 0.6%
Aerospace & Defense - 0.6%
Space Exploration Technologies Corp (a)(b)(c)	22,539	4,169,715
TOTAL UNITED STATES		14,379,878
TOTAL COMMON STOCKS (Cost $469,214,675)		651,013,722

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Inc Series A (a)(b)(c)	85	108,808
Canva Inc Series A2 (a)(b)(c)	15	19,200

TOTAL AUSTRALIA		128,008
CHINA - 0.1%
Health Care - 0.1%
Health Care Providers & Services - 0.1%
dMed Biopharmaceutical Co Ltd Series C (a)(b)(c)	76,206	669,851
INDIA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Meesho Series D2 (b)(c)	4,012	216,808
Meesho Series E (b)(c)	668	36,099
Meesho Series F (a)(b)(c)	620	34,088

TOTAL INDIA		286,995
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,485,831)		1,084,854

Non-Convertible Preferred Stocks - 4.0%
	Shares	Value ($)
KOREA (SOUTH) - 4.0%
Consumer Discretionary - 0.5%
Automobiles - 0.5%
Hyundai Motor Co Series 2	30,440	3,452,747
Financials - 0.9%
Insurance - 0.9%
Samsung Fire & Marine Insurance Co Ltd	30,652	5,962,540
Information Technology - 2.6%
Technology Hardware, Storage & Peripherals - 2.6%
Samsung Electronics Co Ltd	607,200	17,765,125
TOTAL KOREA (SOUTH)		27,180,412
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $30,484,282)		27,180,412

Money Market Funds - 5.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.37	1,397,089	1,397,368
Fidelity Securities Lending Cash Central Fund (h)(i)	4.37	32,870,620	32,873,907
TOTAL MONEY MARKET FUNDS (Cost $34,271,275)			34,271,275

TOTAL INVESTMENT IN SECURITIES - 104.5% (Cost $535,456,063)	713,550,263
NET OTHER ASSETS (LIABILITIES) - (4.5)%	(31,021,394)
NET ASSETS - 100.0%	682,528,869

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,765,606 or 1.4% of net assets.

(d)	Affiliated company
(e)	Security or a portion of the security is on loan at period end.
(f)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $8,649,217 or 1.3% of net assets.

(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,649,217 or 1.3% of net assets.

(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Canva Inc Class A	3/18/24 - 12/23/24	4,092,290

Canva Inc Series A	9/22/23	90,666

Canva Inc Series A2	9/22/23	16,000

dMed Biopharmaceutical Co Ltd Series C	12/01/20	1,082,365

Meesho Series D2	7/15/24	224,672

Meesho Series E	7/15/24	37,408

Meesho Series F	7/15/24	34,720

Space Exploration Technologies Corp	2/16/21 - 5/24/22	1,437,725

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,294,188	36,006,677	35,903,497	26,916	-	-	1,397,368	1,397,089	0.0%
Fidelity Securities Lending Cash Central Fund	22,547,314	60,421,287	50,094,694	195,570	-	-	32,873,907	32,870,620	0.1%
Total	23,841,502	96,427,964	85,998,191	222,486	-	-	34,271,275	34,267,709

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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